Certificate Liabilities - Schedule of Fair Value of the Certificate Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
CoinShares XBT Provider
Total XBT Certificate Liabilities	$ 1,358,004	$ 2,465,007
CoinShares Physical
Total CS Physical certificate liabilities	1,406,792	2,041,154
CoinShares XBT Provider Physical
Total XBT CS Physical Certificate Liabilities	1,326	1,279
Coinshares International Limited [Member]
CoinShares XBT Provider
Total XBT Certificate Liabilities		2,465,007	$ 3,695,537
CoinShares Physical
Total CS Physical certificate liabilities		2,041,154	1,453,943
CoinShares XBT Provider Physical
Total XBT CS Physical Certificate Liabilities		1,279
CoinShares XBTP - Bitcoin [Member]
CoinShares XBT Provider
Total XBT Certificate Liabilities	1,042,940	1,768,572
CoinShares XBTP - Bitcoin [Member] | Coinshares International Limited [Member]
CoinShares XBT Provider
Total XBT Certificate Liabilities		1,768,572	2,675,425
CoinShares XBTP - Ethereum [Member]
CoinShares XBT Provider
Total XBT Certificate Liabilities	315,064	696,435
CoinShares XBTP - Ethereum [Member] | Coinshares International Limited [Member]
CoinShares XBT Provider
Total XBT Certificate Liabilities		696,435	1,020,112
CoinShares Physical - Bitcoin [Member]
CoinShares Physical
Total CS Physical certificate liabilities	882,116	1,222,197
CoinShares Physical - Bitcoin [Member] | Coinshares International Limited [Member]
CoinShares Physical
Total CS Physical certificate liabilities		1,222,197	773,007
CoinShares Physical - Staked Ethereum [Member]
CoinShares Physical
Total CS Physical certificate liabilities	195,192	291,152
CoinShares Physical - Staked Ethereum [Member] | Coinshares International Limited [Member]
CoinShares Physical
Total CS Physical certificate liabilities		291,152	278,318
CoinShares Physical - Staked Solana [Member]
CoinShares Physical
Total CS Physical certificate liabilities	111,714	189,058
CoinShares Physical - Staked Solana [Member] | Coinshares International Limited [Member]
CoinShares Physical
Total CS Physical certificate liabilities		189,058	127,568
CoinShares Physical - XRP [Member]
CoinShares Physical
Total CS Physical certificate liabilities	125,444	226,084
CoinShares Physical - XRP [Member] | Coinshares International Limited [Member]
CoinShares Physical
Total CS Physical certificate liabilities		226,084	144,313
CoinShares Physical - Other [Member]
CoinShares Physical
Total CS Physical certificate liabilities	92,326	112,663
CoinShares Physical - Other [Member] | Coinshares International Limited [Member]
CoinShares Physical
Total CS Physical certificate liabilities		112,663	130,737
CS XBTP Physical Staked Solana [Member]
CoinShares XBT Provider Physical
Total XBT CS Physical Certificate Liabilities	542	613
CS XBTP Physical Staked Solana [Member] | Coinshares International Limited [Member]
CoinShares XBT Provider Physical
Total XBT CS Physical Certificate Liabilities		613
CS XBTP Physical Other [Member]
CoinShares XBT Provider Physical
Total XBT CS Physical Certificate Liabilities	$ 784	666
CS XBTP Physical Other [Member] | Coinshares International Limited [Member]
CoinShares XBT Provider Physical
Total XBT CS Physical Certificate Liabilities		$ 666